Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2021	December 31, 2020
	US$	US$
Raw material	305,408	503,391
Work-in-process	224,694	30,453
Finished goods	682,699	779,465
Low-value consumables	38,592	12,781
Total	1,251,393	1,326,090